Other Assets and Liabilities - Schedule of Other Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Current Assets:
Investment in deferred compensation		$ 784	$ 549
Short-term prepaid assets		25,290	23,951
Income tax prepayments		12,767	2,733
Other		4,203	4,867
Total other current assets	$ 69,523	43,044	32,100
Other Long-Term Assets:
Investment in deferred compensation		3,674	4,776
Long-term prepaid assets		25,573	34,307
Long-term deferred tax asset		8,662	3,423
Other		4,225	2,703
Total other long-term assets	52,334	42,134	45,209
Other Long-Term Liabilities:
Accrued pension obligation	33,300	43,331	40,165
Deferred rent		25,019	22,561
Deferred directors compensation		3,652	4,786
Long-term swap liability		581	205
Long-term income tax liability		5,659	3,999
Long-term merger expenses		190	1,812
Long-term workers compensation liability		9,124	9,517
Other		1,666	1,602
Total other long-term liabilities	$ 77,551	$ 89,222	$ 84,647